UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Management L.L.C.

Address:  101 Park Avenue
          New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elouise P. Manhertz
Title: Chief Financial Officer
Phone: (212)984-8869


Signature, Place and Date of Signing:

/s/Elouise Manhertz             New York, New York             May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $740,321
                                       (thousand,s)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                     FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                                TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS             CUSIP    (X1000)   PRN AMT   PRN CALL  DISCRETION  MANGRS   SOLE     SHARED NONE
51JOB INC                     SP ADR REP COM     316827104  14,301     240,723  SH         SOLE                 240,723   0     0
AMERICAN INTL GROUP INC       COM NEW            026874784  18,929     487,600  SH         SOLE                 487,600   0     0
BARRICK GOLD CORP             COM                067901108   9,984     339,600  SH         SOLE                 339,600   0     0
BERKSHIRE HATHAWAY INC DEL    CL B NEW           084670702  20,288     194,700  SH         SOLE                 194,700   0     0
BLOCK H & R INC               COM                093671105  24,983     849,200  SH         SOLE                 849,200   0     0
CAPITAL ONE FINL CORP         COM                14040H105  15,243     277,400  SH         SOLE                 277,400   0     0
CARNIVAL CORP                 PAIRED CTF         143658300     341       9,950  SH         SOLE                   9,950   0     0
CHARTER COMMUNICATIONS INC D  CL A NEW           16117M305  21,159     203,100  SH         SOLE                 203,100   0     0
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH    167250109  20,350     327,700  SH         SOLE                 327,700   0     0
CITIGROUP INC                 COM NEW            172967424  19,868     449,100  SH         SOLE                 449,100   0     0
DAVITA HEALTHCARE PARTNERS I  COM                23918K108  16,235     136,900  SH         SOLE                 136,900   0     0
DOLLAR GEN CORP NEW           COM                256677105  19,721     389,900  SH         SOLE                 389,900   0     0
DOLLAR TREE INC               COM                256746108  20,610     425,563  SH         SOLE                 425,563   0     0
DUNKIN BRANDS GROUP INC       COM                265504100  20,136     546,000  SH         SOLE                 546,000   0     0
FLEETCOR TECHNOLOGIES INC     COM                339041105  20,801     271,300  SH         SOLE                 271,300   0     0
GOLDMAN SACHS GROUP INC       COM                38141G104   2,259      15,350  SH         SOLE                  15,350   0     0
GOOGLE INC                    CL A               38259P508  27,272      34,340  SH         SOLE                  34,340   0     0
HCA HOLDINGS INC              COM                40412C101  23,537     579,300  SH         SOLE                 579,300   0     0
KINDER MORGAN INC DEL         *W EXP 05/25/2017  49456B119  24,867   4,837,954  SH         SOLE               4,837,954   0     0
LIBERTY GLOBAL INC            COM SER A          530555101  19,027     259,295  SH         SOLE                 259,295   0     0
MARKET VECTORS ETF TR         JR GOLD MINERS E   57060U589  22,530   1,345,900  SH         SOLE               1,345,900   0     0
MASTERCARD INC                CL A               57636Q104  24,231      44,778  SH         SOLE                  44,778   0     0
MCGRAW HILL COS INC           COM                580645109  21,249     408,000  SH         SOLE                 408,000   0     0
MONSANTO CO NEW               COM                61166W101  20,281     192,000  SH         SOLE                 192,000   0     0
MOODYS CORP                   COM                615369105  20,997     393,800  SH         SOLE                 393,800   0     0
NEWMONT MINING CORP           COM                651639106  12,617     301,200  SH         SOLE                 301,200   0     0
OCWEN FINL CORP               COM NEW            675746309  19,824     522,791  SH         SOLE                 522,791   0     0
PRICELINE COM INC             COM NEW            741503403  19,681      28,600  SH         SOLE                  28,600   0     0
QUALCOMM INC                  COM                747525103  18,149     271,130  SH         SOLE                 271,130   0     0
ROYAL CARIBBEAN CRUISES LTD   COM                V7780T103  16,411     494,000  SH         SOLE                 494,000   0     0
RYANAIR HLDGS PLC             SPONSORED ADR      783513104   5,140     123,022  SH         SOLE                 123,022   0     0
RYMAN HOSPITALITY PPTYS INC   COM                78377T107  15,788     345,100  SH         SOLE                 345,100   0     0
SEALED AIR CORP NEW           COM                81211K100  16,361     678,600  SH         SOLE                 678,600   0     0
SIRIUS XM RADIO INC           COM                82967N108  12,715   4,128,300  SH         SOLE               4,128,300   0     0
SOUFUN HLDGS LTD              ADR                836034108  11,222     428,161  SH         SOLE                 428,161   0     0
SUNCOR ENERGY INC NEW         COM                867224107   2,056      68,500  SH         SOLE                  68,500   0     0
THE ADT CORPORATION           COM                00101J106  15,284     312,300  SH         SOLE                 312,300   0     0
VALEANT PHARMACEUTICALS INTL  COM                91911K102  22,123     294,900  SH         SOLE                 294,900   0     0
VERISIGN INC                  COM                92343E102  19,664     416,000  SH         SOLE                 416,000   0     0
VISA INC                      COM CL A           92826C839  19,786     116,500  SH         SOLE                 116,500   0     0
WORKDAY INC                   CL A               98138H101  11,648     189,000  SH         SOLE                 189,000   0     0
WUXI PHARMATECH CAYMAN INC    SPON ADR SHS       929352102  17,809   1,036,618  SH         SOLE               1,036,618   0     0
XPO LOGISTICS INC             COM                983793100  14,841     881,265  SH         SOLE                 881,265   0     0


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